Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Property and Equipment

Property and equipment at December 31, 2016 and 2015 were as follows (in thousands):

		December 31,
	Useful Lives	2016	2015
Office furniture, computer and lab equipment	3 - 5 years	$239	$493
Computer software	3 years	7	16
Leasehold improvements	1 year	44	44
Equipment in progress	n/a	—	12
		290	565
Less: accumulated depreciation and amortization		(191)	(339)
Property and equipment, net		$99	$226

Future Commitments Under Capital Leases	Future commitments under capital leases are as follows (in thousands):
Year Ending December 31,
2017	$10
2018	10
2019	9
2020	—
Thereafter	—
Total	$29